Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Man ETF Series Trust
Entity Central Index Key	0002065379
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000263378
Shareholder Report [Line Items]
Fund Name	Man Active Income ETF
Trading Symbol	MANI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Man Active Income ETF (the "Fund") for the period September 16, 2025 (commencement of operations) to August 31, 2026 (the "period").
Additional Information [Text Block]	You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.
Additional Information Phone Number	1-866-505‑1108
Additional Information Website	www.man.com/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Income ETF	$85Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period September 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 85	[1]
Expense Ratio, Percent	0.85%	[2]
Expenses Short Period Footnote [Text Block]	Based on the period September 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 9.24%, on a net asset value ("NAV") basis for the period September 16, 2025 (commencement of operations) to August 31, 2026, compared to the ICE BofA US 3-Month Treasury Bill Index return of 3.51%.

  The Fund is actively managed and seeks to provide current income, with capital growth as a secondary objective, by investing in a broad range of debt instruments across the credit spectrum.

  In a period of market volatility that was conducive to an active investment approach, the Fund's holdings in the financials and energy sectors were strong drivers of performance. Our allocation to North American and European issuers performed well.

  The largest detractor in absolute terms was a German materials company held since inception, although its impact on overall performance was minimal.

Performance Past Does Not Indicate Future [Text]	The performance data quoted is historical. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Man Active Income ETF (NAV)	ICE BofA US 3-Month Treasury Bill Index	Barclays Global-Aggregate Total Return Index Value Hedged USD
9/16/2025	$10,000	$10,000	$10,000
11/30/2025	$10,180	$10,076	$10,080
2/28/2026	$10,393	$10,167	$10,225
5/31/2026	$10,658	$10,258	$10,136
8/31/2026	$10,924	$10,351	$10,081

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Return	Since Inception 9/16/25
Man Active Income ETF (NAV)	9.24%
ICE BofA US 3-Month Treasury Bill Index	3.51%
Barclays Global-Aggregate Total Return Index Value Hedged USD	0.81%

AssetsNet	$ 21,880,464
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 171,723
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$21,880,464
  Total number of portfolio holdings71
  Period portfolio turnover rate128%
  Advisory Fees paid$171,723

Holdings [Text Block]

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Other Financials	28.5%
Consumer, Non-cyclical	16.6%
Communications	9.3%
Banks	9.1%
Real Estate	8.8%
Basic Materials	8.7%
Consumer, Cyclical	8.4%
Insurance	7.9%
Industrial	6.5%
Energy	2.5%
Technology	1.7%
Utilities	1.0%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Bond and Equity Futures, Inflation and Interest Rate Swaps, Currency, Forward Foreign Exchange (used for hedging purposes), Repurchase Agreements and Duration and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

C000263377
Shareholder Report [Line Items]
Fund Name	Man Active High Yield ETF
Trading Symbol	MHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Man Active High Yield ETF (the "Fund") for the period September 16, 2025 (commencement of operations) to August 31, 2026 (the "period").
Additional Information [Text Block]	You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.
Additional Information Phone Number	1-866-505‑1108
Additional Information Website	www.man.com/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active High Yield ETF	$69Footnote Reference(a)	0.69%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period September 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 69	[3]
Expense Ratio, Percent	0.69%	[4]
Expenses Short Period Footnote [Text Block]	Based on the period September 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 9.91%, on a net asset value ("NAV") basis for the period September 16, 2025 (commencement of operations) to August 31, 2026, compared to the ICE BofA Global High Yield Index return of 3.72%.

  The Fund is actively managed and seeks to provide current income and capital growth over the medium to long term by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities, with a focus on bottom-up security selection based on deep fundamental and valuation analysis.

  In a period of market volatility that was conducive to an active investment approach, the Fund’s holdings in US and UK issuers were standout contributors to performance, along with the Fund’s allocations to issuers in the in Health Care and Consumer Discretionary sectors.

  Since inception, holdings in French real estate issuers have detracted modestly from performance, while a UK technology company holding was the single largest detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted is historical. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Man Active High Yield ETF (NAV)	ICE BofA Global High Yield Index	Barclays Global-Aggregate Total Return Index Value Hedged USD
9/16/2025	$10,000	$10,000	$10,000
11/30/2025	$10,140	$10,055	$10,080
2/28/2026	$10,295	$10,225	$10,225
5/31/2026	$10,534	$10,328	$10,136
8/31/2026	$10,991	$10,431	$10,081

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Return	Since Inception 9/16/25
Man Active High Yield ETF (NAV)	9.91%
ICE BofA Global High Yield Index	4.31%
Barclays Global-Aggregate Total Return Index Value Hedged USD	0.81%

AssetsNet	$ 32,928,704
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 142,264
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$32,928,704
  Total number of portfolio holdings76
  Period portfolio turnover rate118%
  Advisory Fees paid$142,264

Holdings [Text Block]

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Consumer Discretionary	22.0%
Health Care	12.7%
Communication Services	10.3%
Financials	10.3%
Industrials	9.9%
Materials	9.3%
Real Estate	6.2%
Consumer Staples	5.6%
Energy	4.7%
Information Technology	4.5%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Bond and Equity Futures, Inflation and Interest Rate Swaps, Currency, Forward Foreign Exchange (used for hedging purposes), Repurchase Agreements and Duration and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

C000267519
Shareholder Report [Line Items]
Fund Name	Man Active Emerging Markets Alternative ETF
Trading Symbol	MEMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Man Active Emerging Markets Alternative ETF (the "Fund") for the period December 16, 2025 (commencement of operations) to August 31, 2026 (the "period").
Additional Information [Text Block]	You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.
Additional Information Phone Number	1-866-505‑1108
Additional Information Website	www.man.com/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Emerging Markets Alternative ETF	$68Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 68	[5]
Expense Ratio, Percent	0.85%	[6]
Expenses Short Period Footnote [Text Block]	Based on the period December 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 25.65% on a net asset value ("NAV") basis for the period December 16, 2025 (commencement of operations) to August 31, 2026, compared to the MSCI EM (USD NDTR) Index return of 28.92%.

  The Fund’s investment strategy seeks to outperform the MSCI EM (USD NDTR) Index by buying the most attractively ranked emerging markets companies and selling the least attractive ones, identified by a systematic, bottom-up multi-factor model in a long/short portfolio construction framework.

  Among sectors, Communication Services contributed to performance relative to the benchmark index, while Industrials detracted. Within countries, China (Offshore) contributed whereas South Korea detracted.

  The top individual contributor to relative performance was the Korean Information Technology company Samsung Electronics, while the top detractor was the Korean Industrials company SK Square.

Performance Past Does Not Indicate Future [Text]	The performance data quoted is historical. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Man Active Emerging Markets Alternative ETF (NAV)	MSCI EM (USD NDTR) Index
12/16/2025	$10,000	$10,000
2/28/2026	$11,860	$11,931
5/31/2026	$12,780	$13,051
8/31/2026	$12,564	$12,892

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Return	Since Inception 12/16/25
Man Active Emerging Markets Alternative ETF (NAV)	25.64%
MSCI EM (USD NDTR) Index	28.92%

AssetsNet	$ 12,526,930
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 69,868
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$12,526,930
  Total number of portfolio holdings309
  Period portfolio turnover rate40%
  Advisory Fees paid$69,868

Holdings [Text Block]

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Information Technology	43.2%
Financials	20.6%
Materials	7.1%
Industrials	7.0%
Health Care	4.8%
Communication Services	4.6%
Consumer Discretionary	3.1%
Energy	1.4%
Consumer Staples	1.3%
Utilities	0.9%
Real Estate	-0.5%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Top 10 Country Exposure[1]

Table Summary
Country	% Net Asset Value
Taiwan	23.8%
Korea (South)	22.8%
China	22.0%
India	7.4%
Saudi Arabia	5.2%
Brazil	3.6%
Mexico	2.9%
Malaysia	1.2%
Poland	1.1%
Indonesia	1.1%

C000267520
Shareholder Report [Line Items]
Fund Name	Man Active Trend Enhanced ETF
Trading Symbol	MATE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Man Active Trend Enhanced ETF (the "Fund") for the period December 16, 2025 (commencement of operations) to August 31, 2026 (the "period").
Additional Information [Text Block]	You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.
Additional Information Phone Number	1-866-505‑1108
Additional Information Website	www.man.com/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Trend Enhanced ETF	$75Footnote Reference(a)	0.95%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 75	[7]
Expense Ratio, Percent	0.95%	[8]
Expenses Short Period Footnote [Text Block]	Based on the period December 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 24.60% on a net asset value ("NAV") basis for the period from its inception on December 16, 2025 through August 31, 2026, compared to the S&P 500 Total Return Index of 13.93%.

  The Fund seeks to provide capital growth by investing in an active, trend-following strategy (the "Trend-Following Strategy" or "alpha component") and an equity strategy (the "Equity Strategy" or "beta component"), where, for each $1 invested, it delivers $1 in the Equity Strategy and $1 in the Trend-Following Strategy.

  The market environment was conducive to the strategy as the beta component delivered a gain despite periods of volatility while the alpha component delivered additional gains across energies, metals and equities.

  Positions in bonds and currencies from the alpha component detracted slightly during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted is historical. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Man Active Trend Enhanced ETF (NAV)	S&P 500 Total Return Index
12/16/2025	$10,000	$10,000
2/28/2026	$10,548	$10,138
5/31/2026	$12,316	$11,204
8/31/2026	$12,460	$11,393

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Return	Since Inception 12/16/25
Man Active Trend Enhanced ETF (NAV)	24.60%
S&P 500 Total Return Index	13.93%

AssetsNet	$ 39,873,893
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 244,302
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$39,873,893
  Total number of portfolio holdings312
  Period portfolio turnover rate71%
  Advisory Fees paid$244,302

Holdings [Text Block]

Sector BreakdownFootnote Reference1

Table Summary
Sector	Net Exposure	Short Exposure	Gross Exposure
Beta - S&P 500	100.2%	0.0%	100.2%
Trend - Stocks	89.9%	0.0%	89.9%
Trend - Currencies	0.0%	-51.2%	51.2%
Trend - Commodities	24.1%	0.0%	24.1%
Trend - Bonds and Rates	-190.9%	-190.9%	0.0%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Forward Foreign Exchange (used for hedging purposes) and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

[1]	Based on the period September 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
[2]	Annualized.
[3]	Based on the period September 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
[4]	Annualized.
[5]	Based on the period December 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
[6]	Annualized.
[7]	Based on the period December 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
[8]	Annualized.